UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Special Opportunities Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		May 12, 2009



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
	        holdings for this reporting manager are reported in
               this report and a portion are reported by other reporting
		 manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    82

Form 13F Information Table Value Total:    157118


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACTIVISION BLIZZARD INC COM ST COMMON STOCK     00507V109      262    25000 SH       SH-OTH                    0    25000        0
D ADAPTEC INC  COM STK           COMMON STOCK     00651F108      120    50000 SH       SH-OTH                    0    50000        0
D AMYLIN PHARMACEUTICA LS INC CO COMMON STOCK     032346108      470    40000 SH       SH-OTH                    0    40000        0
D ANADIGICS INC  COM STK         COMMON STOCK     032515108     2221  1072800 SH       SH-OTH                    0  1072800        0
D ANALOG DEVICES INC  COM STK    COMMON STOCK     032654105     1445    75000 SH       SH-OTH                    0    75000        0
D APPLE INC  COM STK             COMMON STOCK     037833100     5256    50000 SH       SH-OTH                    0    50000        0
D APPLIED MICRO CIRCUI TS CORP C COMMON STOCK     03822W406      972   200000 SH       SH-OTH                    0   200000        0
D ARUBA NETWORK INC              COMMON STOCK     043176106     5005  1594000 SH       SH-OTH                    0  1594000        0
D BAIDU  ADR                     ADRS STOCKS      056752108      353     2000 SH       SH-OTH                    0     2000        0
D BEST BUY INC  COM STK          COMMON STOCK     086516101      380    10000 SH       SH-OTH                    0    10000        0
D BLUE COAT SYST                 COMMON STOCK     09534T508     1111    92500 SH       SH-OTH                    0    92500        0
D BRIGHTPOINT INC COM            COMMON STOCK     109473405     2204   515000 SH       SH-OTH                    0   515000        0
D CADENCE DESIGN SYS I NC COM ST COMMON STOCK     127387108      210    50000 SH       SH-OTH                    0    50000        0
D CERNER CORP  COM STK           OPTIONS - PUTS   99OBJCT54      440    10000 SH  PUT  SH-OTH                    0    10000        0
D CHINA SUNRGY ADR               ADRS STOCKS      16942X104       76    25000 SH       SH-OTH                    0    25000        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102     2180   130000 SH       SH-OTH                    0   130000        0
D COMMSCOPE INC  COM STK         COMMON STOCK     203372107     1590   140000 SH       SH-OTH                    0   140000        0
D CTRIP.COM INTERNATIO NAL LTD A ADRS STOCKS      22943F100      274    10000 SH       SH-OTH                    0    10000        0
D DELL INC  COM STK              COMMON STOCK     24702R101     1849   195000 SH       SH-OTH                    0   195000        0
D ELECTRONIC ARTS INC  COM STK   COMMON STOCK     285512109      273    15000 SH       SH-OTH                    0    15000        0
D ENERGY CONVERSION DE VICES INC COMMON STOCK     292659109      531    40000 SH       SH-OTH                    0    40000        0
D ENTROPIC COMMUNICATI ONS INC C COMMON STOCK     29384R105      756  1021605 SH       SH-OTH                    0  1021605        0
D HEWLETT-PACKARD CO  COM STK    COMMON STOCK     428236103      962    30000 SH       SH-OTH                    0    30000        0
D INFINERA CORP                  COMMON STOCK     45667G103      570    77000 SH       SH-OTH                    0    77000        0
D LAM RESH CORP  COM STK         COMMON STOCK     512807108      911    40000 SH       SH-OTH                    0    40000        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105     2977   325000 SH       SH-OTH                    0   325000        0
D MICROSTRATEGY INC  COM STK     COMMON STOCK     594972408      684    20000 SH       SH-OTH                    0    20000        0
D MOTOROLA INC  COM STK          COMMON STOCK     620076109      740   175000 SH       SH-OTH                    0   175000        0
D NETAPP INC C COM STK           COMMON STOCK     64110D104      742    50000 SH       SH-OTH                    0    50000        0
D NETEASE COM INC  ADR           ADRS STOCKS      64110W102      269    10000 SH       SH-OTH                    0    10000        0
D NOVELL INC  COM STK            COMMON STOCK     670006105      703   165000 SH       SH-OTH                    0   165000        0
D NOVELLUS SYS INC  COM STK      COMMON STOCK     670008101      499    30000 SH       SH-OTH                    0    30000        0
D NVIDIA CORP  COM STK           COMMON STOCK     67066G104     3205   325000 SH       SH-OTH                    0   325000        0
D OPNEXT INC                     COMMON STOCK     68375V105     5741  3357047 SH       SH-OTH                    0  3357047        0
D PALM INC NEW  COM STK          COMMON STOCK     696643105     1031   120000 SH       SH-OTH                    0   120000        0
D PLX TECHNOLOGY INC  COM STK    COMMON STOCK     693417107       48    22000 SH       SH-OTH                    0    22000        0
D PMC-SIERRA INC  COM STK        COMMON STOCK     69344F106      796   125000 SH       SH-OTH                    0   125000        0
D POTASH CORP OF SASKA TCHEWAN I OPTIONS - PUTS   99OBRTRM3      404     5000 SH  PUT  SH-OTH                    0     5000        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OBPPPQ6     7580   250000 SH  PUT  SH-OTH                    0   250000        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OBPPPS2     1516    50000 SH  PUT  SH-OTH                    0    50000        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OBPPQ85     1516    50000 SH  PUT  SH-OTH                    0    50000        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OBPPQB8     6064   200000 SH  PUT  SH-OTH                    0   200000        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103     2724    70000 SH       SH-OTH                    0    70000        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102     2371    55000 SH       SH-OTH                    0    55000        0
D RESEARCH IN MOTION LTD         OPTIONS - CALLS  99OBRXT91     4311   100000 SH  CALL SH-OTH                    0   100000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVQ41     3181    40000 SH  PUT  SH-OTH                    0    40000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVQ58     4374    55000 SH  PUT  SH-OTH                    0    55000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVQ74     3976    50000 SH  PUT  SH-OTH                    0    50000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVQ90     2386    30000 SH  PUT  SH-OTH                    0    30000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVWX0     8747   110000 SH  PUT  SH-OTH                    0   110000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVWY8     1988    25000 SH  PUT  SH-OTH                    0    25000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVX01     1988    25000 SH  PUT  SH-OTH                    0    25000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVX27     1988    25000 SH  PUT  SH-OTH                    0    25000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVX35     1590    20000 SH  PUT  SH-OTH                    0    20000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBPVX50     2783    35000 SH  PUT  SH-OTH                    0    35000        0
D SALESFORCE COM INC  COM STK    OPTIONS - PUTS   99OBCYRT3      818    25000 SH  PUT  SH-OTH                    0    25000        0
D SALESFORCE COM INC  COM STK    OPTIONS - PUTS   99OBR9855     1473    45000 SH  PUT  SH-OTH                    0    45000        0
D SANDISK CORP  COM STK          COMMON STOCK     80004C101     1265   100000 SH       SH-OTH                    0   100000        0
D SAP AG  WALLDORF/BAD EN ADR    OPTIONS - PUTS   99OBRYM21     1059    30000 SH  PUT  SH-OTH                    0    30000        0
D SAP AG  WALLDORF/BAD EN ADR    OPTIONS - PUTS   99OBRYM39      529    15000 SH  PUT  SH-OTH                    0    15000        0
D SAVVIS INC  COM STK            COMMON STOCK     805423308      712   115100 SH       SH-OTH                    0   115100        0
D SEAGATE TECHNOLOGY  COM STK    COMMON STOCK     G7945J104     1653   275000 SH       SH-OTH                    0   275000        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   99OBS0FJ5     4675   250000 SH  PUT  SH-OTH                    0   250000        0
D SIRF TECHNOLOGY HOLD INGS INC  COMMON STOCK     82967H101    19010  8265178 SH       SH-OTH                    0  8265178        0
D SKYWORKS SOLUTIONS I NC COM ST COMMON STOCK     83088M102     1411   175000 SH       SH-OTH                    0   175000        0
D STARENT NETWORKS  CORP COM STK OPTIONS - PUTS   99OBRWYH9      395    25000 SH  PUT  SH-OTH                    0    25000        0
D SUN MICROSYSTEMS INC  COM STK  OPTIONS - PUTS   99OB9H2P9      732   100000 SH  PUT  SH-OTH                    0   100000        0
D SUNPOWER CORP  COM STK         OPTIONS - PUTS   99OBTP5Q4      476    20000 SH  PUT  SH-OTH                    0    20000        0
D SUNTECH PWR HLDGS CO  LTD ADR  OPTIONS - PUTS   99OBTRL66      292    25000 SH  PUT  SH-OTH                    0    25000        0
D SYMANTEC CORP  COM STK         COMMON STOCK     871503108      747    50000 SH       SH-OTH                    0    50000        0
D SYNAPTICS INC  COM STK         OPTIONS - PUTS   99OBRXFH8      669    25000 SH  PUT  SH-OTH                    0    25000        0
D SYNCHRONOSS TECHNOLO GIES INC  COMMON STOCK     87157B103     1827   149000 SH       SH-OTH                    0   149000        0
D TAIWAN SEMICONDUCTOR  MANUFACT ADRS STOCKS      874039100     1790   200000 SH       SH-OTH                    0   200000        0
D TELLABS INC  COM STK           COMMON STOCK     879664100     2519   550000 SH       SH-OTH                    0   550000        0
D TERADYNE INC  COM STK          COMMON STOCK     880770102     2632   601000 SH       SH-OTH                    0   601000        0
D THE9 LTD  ADR                  ADRS STOCKS      88337K104      405    30000 SH       SH-OTH                    0    30000        0
D TRIMBLE NAVIGATION L TD COM ST COMMON STOCK     896239100     1299    85000 SH       SH-OTH                    0    85000        0
D VARIAN SEMICONDUCTOR   EQUIPTM OPTIONS - PUTS   99OBS2024      650    30000 SH  PUT  SH-OTH                    0    30000        0
D VMWARE INC -CL A               COMMON STOCK     928563402      354    15000 SH       SH-OTH                    0    15000        0
D YAHOO INC  COM STK             COMMON STOCK     984332106      512    40000 SH       SH-OTH                    0    40000        0
D YINGLI GREEN ENERGY HOLD ADR   ADRS STOCKS      98584B103      903   150000 SH       SH-OTH                    0   150000        0
D ZORAN CORP  COM STK            COMMON STOCK     98975F101      968   110000 SH       SH-OTH                    0   110000        0
S REPORT SUMMARY                 82 DATA RECORDS              157118